Summary of net defined benefit liability asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in plan liabilities
Balances – Beginning of the period	$ 22,403
Current service cost	16	59
Interest cost	825	471
Actuarial loss from changes in financial assumptions	1,916	(1,186)
Benefits paid	(896)	(496)
Impact of foreign exchange rate changes	1,804	(953)
Balances – End of the period	22,236	22,403
Change in plan assets
Balances – Beginning of the period	10,669
Interest income from plan assets	396	236
Employer contributions	32	23
Employee contributions	7	7
Benefits paid	(311)	(149)
Remeasurement of plan assets	47	28
Unrecognized Asset due to Asset Ceiling	(631)
Impact of foreign exchange rate changes	1,042	(448)
Balances – End of the period	11,251	10,669
Net liability of the unfunded plans	10,984	11,165
Net liability of the funded plans		569
Net amount recognized as Employee future benefits	10,984	11,734
Amounts recognized:
In net loss	435	288
Actuarial loss on defined benefit plans in other comprehensive loss	1,960	(1,157)
Acquisition of Aeterna (note 5)		22,136
Acquisition of Aeterna (note 5)		10,972
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	22,316
Current service cost	73	71
Interest cost	822	469
Actuarial loss from changes in financial assumptions	1,913	(1,185)
Benefits paid	(895)	(496)
Impact of foreign exchange rate changes	1,794	(949)
Balances – End of the period	22,197	22,316
Change in plan assets
Balances – Beginning of the period	10,669
Interest income from plan assets	396	236
Employer contributions	32	23
Employee contributions	7	7
Benefits paid	(311)	(149)
Remeasurement of plan assets	47	28
Unrecognized Asset due to Asset Ceiling	(631)
Impact of foreign exchange rate changes	1,042	(448)
Balances – End of the period	11,251	10,669
Net liability of the unfunded plans	10,945	11,078
Net liability of the funded plans		569
Net amount recognized as Employee future benefits	10,945	11,647
Amounts recognized:
In net loss	492	297
Actuarial loss on defined benefit plans in other comprehensive loss	1,960	(1,157)
Acquisition of Aeterna (note 5)		22,036
Acquisition of Aeterna (note 5)		10,972
Other benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	87
Current service cost	(57)	(12)
Interest cost	3	2
Actuarial loss from changes in financial assumptions	3	(1)
Benefits paid	(1)
Impact of foreign exchange rate changes	10	(4)
Balances – End of the period	39	87
Change in plan assets
Balances – Beginning of the period
Interest income from plan assets
Employer contributions
Employee contributions
Benefits paid
Remeasurement of plan assets
Unrecognized Asset due to Asset Ceiling
Impact of foreign exchange rate changes
Balances – End of the period
Net liability of the unfunded plans	39	87
Net liability of the funded plans
Net amount recognized as Employee future benefits	39	87
Amounts recognized:
In net loss	(57)	(9)
Actuarial loss on defined benefit plans in other comprehensive loss
Acquisition of Aeterna (note 5)		100
Acquisition of Aeterna (note 5)